SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD ADVISERS FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Advisers Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4 and Class R5 shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	R3	R4	R5	Y
Management fees	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.25%	—	—
Other expenses	0.40%	0.58%	0.31%	0.67%	0.21%	0.18%	0.09%
Total annual fund operating expenses	1.32%	2.25%	1.98%	1.84%	1.13%	0.85%	0.76%
Less: Contractual expense reimbursement(1)	0.14%	0.21%	—	0.44%	0.03%	0.05%	—
Net operating expenses(1)	1.18%	2.04%	1.98%	1.40%	1.10%	0.80%	0.76%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.18% (Class A), 1.40% (Class R3), 1.10% (Class R4) and 0.80% (Class R5).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$664	$932	$1,221	$2,041
B	$707	$983	$1,386	$2,334
C	$301	$621	$1,068	$2,306
R3	$143	$536	$955	$2,123
R4	$112	$356	$619	$1,372
R5	$82	$266	$466	$1,044
Y	$78	$243	$422	$942

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$664	$932	$1,221	$2,041
B	$207	$683	$1,186	$2,334
C	$201	$621	$1,068	$2,306
R3	$143	$536	$955	$2,123
R4	$112	$356	$619	$1,372
R5	$82	$266	$466	$1,044
Y	$78	$243	$422	$942

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7025	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD BALANCED ALLOCATION FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Balanced Allocation Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4 and Class R5 shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5
Management fees	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—
Other expenses	0.19%	0.28%	0.20%	0.14%	0.32%	0.20%	0.15%
Acquired Fund fees and expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total annual fund operating expenses	1.33%	2.17%	2.09%	1.03%	1.71%	1.34%	1.04%
Less: Contractual expense reimbursement(1)	—	0.02%	—	—	0.06%	—	—
Net operating expenses(1)	1.33%	2.15%	2.09%	1.03%	1.65%	1.34%	1.04%

(1)                                 The Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.40% (Class A), 2.15% (Class B), 2.15% (Class C), 1.15% (Class I), 1.65% (Class R3), 1.35% (Class R4) and 1.05% (Class R5). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$678	$948	$1,239	$2,063
B	$718	$977	$1,363	$2,288
C	$312	$655	$1,124	$2,421
I	$105	$328	$569	$1,259
R3	$168	$533	$923	$2,014
R4	$136	$425	$734	$1,613
R5	$106	$331	$574	$1,271

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$678	$948	$1,239	$2,063
B	$218	$677	$1,163	$2,288
C	$212	$655	$1,124	$2,421
I	$105	$328	$569	$1,259
R3	$168	$533	$923	$2,014
R4	$136	$425	$734	$1,613
R5	$106	$331	$574	$1,271

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7026	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD BALANCED INCOME FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 28, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Balanced Income Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.34%	0.53%	0.37%	0.34%	0.41%	0.36%	0.31%	0.21%
Total annual fund operating expenses	1.32%	2.26%	2.10%	1.07%	1.64%	1.34%	1.04%	0.94%
Less: Contractual expense reimbursement(1)	0.07%	0.26%	0.10%	0.07%	0.14%	0.14%	0.14%	0.09%
Net operating expenses(1)	1.25%	2.00%	2.00%	1.00%	1.50%	1.20%	0.90%	0.85%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$939	$1,227	$2,047
B	$703	$981	$1,386	$2,338
C	$303	$648	$1,120	$2,423
I	$102	$333	$583	$1,299
R3	$153	$504	$879	$1,932
R4	$122	$411	$721	$1,600
R5	$92	$317	$560	$1,258
Y	$87	$291	$511	$1,146

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$939	$1,227	$2,047
B	$203	$681	$1,186	$2,338
C	$203	$648	$1,120	$2,423
I	$102	$333	$583	$1,299
R3	$153	$504	$879	$1,932
R4	$122	$411	$721	$1,600
R5	$92	$317	$560	$1,258
Y	$87	$291	$511	$1,146

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7027	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD CAPITAL APPRECIATION FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Capital Appreciation Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4 and Class R5 shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.32%	0.42%	0.28%	0.24%	0.31%	0.22%	0.16%	0.07%
Total annual fund operating expenses	1.22%	2.07%	1.93%	0.89%	1.46%	1.12%	0.81%	0.72%
Less: Contractual expense reimbursement(1)	—	0.05%	—	—	0.06%	0.02%	0.01%	—
Net operating expenses(1)	1.22%	2.02%	1.93%	0.89%	1.40%	1.10%	0.80%	0.72%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.29% (Class A), 1.04% (Class I), 1.40% (Class R3), 1.10% (Class R4) and 0.80% (Class R5).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$667	$916	$1,183	$1,946
B	$705	$944	$1,309	$2,178
C	$296	$606	$1,042	$2,254
I	$91	$284	$493	$1,096
R3	$143	$456	$792	$1,741
R4	$112	$354	$615	$1,361
R5	$82	$258	$449	$1,001
Y	$74	$230	$401	$894

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$667	$916	$1,183	$1,946
B	$205	$644	$1,109	$2,178
C	$196	$606	$1,042	$2,254
I	$91	$284	$493	$1,096
R3	$143	$456	$792	$1,741
R4	$112	$354	$615	$1,361
R5	$82	$258	$449	$1,001
Y	$74	$230	$401	$894

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7028	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD CAPITAL APPRECIATION II FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Capital Appreciation II Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.35%	0.50%	0.31%	0.22%	0.37%	0.24%	0.20%	0.08%
Total annual fund operating expenses	1.54%	2.44%	2.25%	1.16%	1.81%	1.43%	1.14%	1.02%
Less: Contractual expense reimbursement(1)	—	0.13%	—	—	0.11%	0.03%	0.04%	—
Net operating expenses(1)	1.54%	2.31%	2.25%	1.16%	1.70%	1.40%	1.10%	1.02%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.60% (Class A), 2.35% (Class B), 2.35% (Class C), 1.35% (Class I), 1.70% (Class R3), 1.40% (Class R4), 1.10% (Class R5) and 1.05% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$698	$1,010	$1,343	$2,284
B	$734	$1,048	$1,489	$2,544
C	$328	$703	$1,205	$2,585
I	$118	$368	$638	$1,409
R3	$173	$559	$970	$2,118
R4	$143	$449	$779	$1,711
R5	$112	$358	$624	$1,383
Y	$104	$325	$563	$1,248

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$698	$1,010	$1,343	$2,284
B	$234	$748	$1,289	$2,544
C	$228	$703	$1,205	$2,585
I	$118	$368	$638	$1,409
R3	$173	$559	$970	$2,118
R4	$143	$449	$779	$1,711
R5	$112	$358	$624	$1,383
Y	$104	$325	$563	$1,248

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7029	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD CHECKS AND BALANCES FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Checks and Balances Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4 and Class R5 shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5
Management fees	—	—	—	—	—	—	—
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—
Other expenses	0.21%	0.31%	0.22%	0.20%	0.37%	0.24%	0.17%
Acquired Fund fees and expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Total annual fund operating expenses	1.13%	1.98%	1.89%	0.87%	1.54%	1.16%	0.84%
Less: Contractual expense reimbursement(1)	—	—	—	—	0.14%	0.06%	0.04%
Net operating expenses(1)	1.13%	1.98%	1.89%	0.87%	1.40%	1.10%	0.80%

(1)                                  The Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.40% (Class R3), 1.10% (Class R4) and 0.80% (Class R5). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$659	$889	$1,138	$1,849
B	$701	$921	$1,268	$2,086
C	$292	$594	$1,021	$2,212
I	$89	$278	$482	$1,073
R3	$143	$473	$826	$1,823
R4	$112	$363	$633	$1,404
R5	$82	$264	$462	$1,033

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$659	$889	$1,138	$1,849
B	$201	$621	$1,068	$2,086
C	$192	$594	$1,021	$2,212
I	$89	$278	$482	$1,073
R3	$143	$473	$826	$1,823
R4	$112	$363	$633	$1,404
R5	$82	$264	$462	$1,033

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7030	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD CONSERVATIVE ALLOCATION FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Conservative Allocation Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4 and Class R5 shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5
Management fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—
Other expenses	0.22%	0.31%	0.24%	0.21%	0.37%	0.26%	0.21%
Acquired Fund fees and expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Total annual fund operating expenses	1.32%	2.16%	2.09%	1.06%	1.72%	1.36%	1.06%
Less: Contractual expense reimbursement(1)	—	0.06%	—	—	0.12%	0.06%	0.06%
Net operating expenses(1)	1.32%	2.10%	2.09%	1.06%	1.60%	1.30%	1.00%

(1)                                  The Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.35% (Class A), 2.10% (Class B), 2.10% (Class C), 1.10% (Class I), 1.60% (Class R3), 1.30% (Class R4) and 1.00% (Class R5). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$677	$945	$1,234	$2,053
B	$713	$970	$1,354	$2,275
C	$312	$655	$1,124	$2,421
I	$108	$337	$585	$1,294
R3	$163	$530	$922	$2,020
R4	$132	$425	$739	$1,630
R5	$102	$331	$579	$1,289

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$677	$945	$1,234	$2,053
B	$213	$670	$1,154	$2,275
C	$212	$655	$1,124	$2,421
I	$108	$337	$585	$1,294
R3	$163	$530	$922	$2,020
R4	$132	$425	$739	$1,630
R5	$102	$331	$579	$1,289

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7031	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD DISCIPLINED EQUITY FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Disciplined Equity Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	R3	R4	R5	Y
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.25%	—	—
Other expenses	0.58%	0.90%	0.47%	0.79%	0.29%	0.20%	0.11%
Total annual fund operating expenses	1.58%	2.65%	2.22%	2.04%	1.29%	0.95%	0.86%
Less: Contractual expense reimbursement(1)	0.23%	0.55%	0.12%	0.54%	0.09%	0.05%	0.01%
Net operating expenses(1)	1.35%	2.10%	2.10%	1.50%	1.20%	0.90%	0.85%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.35% (Class A), 2.10% (Class B), 2.10% (Class C), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$680	$1,000	$1,343	$2,307
B	$713	$1,071	$1,556	$2,682
C	$313	$683	$1,179	$2,545
R3	$153	$588	$1,049	$2,326
R4	$122	$400	$699	$1,549
R5	$92	$298	$521	$1,162
Y	$87	$273	$476	$1,060

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$680	$1,000	$1,343	$2,307
B	$213	$771	$1,356	$2,682
C	$213	$683	$1,179	$2,545
R3	$153	$588	$1,049	$2,326
R4	$122	$400	$699	$1,549
R5	$92	$298	$521	$1,162
Y	$87	$273	$476	$1,060

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7032	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Diversified International Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to: (i) reduce its contractual management fee; and (ii) lower the contractual expense limitations on each class of the Fund’s shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Prospectus and Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	1.85%	1.80%	1.80%	1.70%	1.89%	1.84%	1.80%	1.70%
Total annual fund operating expenses	3.00%	3.70%	3.70%	2.60%	3.29%	2.99%	2.70%	2.60%
Less: Contractual expense reimbursement(1)	1.55%	1.50%	1.50%	1.40%	1.64%	1.64%	1.65%	1.60%
Net operating expenses(1)	1.45%	2.20%	2.20%	1.20%	1.65%	1.35%	1.05%	1.00%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.45% (Class A), 2.20% (Class B), 2.20% (Class C), 1.20% (Class I), 1.65% (Class R3), 1.35% (Class R4), 1.05% (Class R5) and 1.00% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$689	$1,288	$1,912	$3,582
B	$723	$1,294	$1,985	$3,698
C	$323	$994	$1,785	$3,853
I	$122	$675	$1,255	$2,830
R3	$168	$859	$1,575	$3,474
R4	$137	$770	$1,428	$3,192
R5	$107	$681	$1,282	$2,910
Y	$102	$656	$1,237	$2,815

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$689	$1,288	$1,912	$3,582
B	$223	$994	$1,785	$3,698
C	$223	$994	$1,785	$3,853
I	$122	$675	$1,255	$2,830
R3	$168	$859	$1,575	$3,474
R4	$137	$770	$1,428	$3,192
R5	$107	$681	$1,282	$2,910
Y	$102	$656	$1,237	$2,815

2.                                       As of July 1, 2010, under the heading “MANAGEMENT FEE” of the Prospectus, the management fees for the Fund are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.900% of the first $500 million, 0.850% of the next $4.5 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

HV-7033	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD DIVIDEND AND GROWTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Dividend and Growth Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4 and Class R5 shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.29%	0.51%	0.29%	0.22%	0.34%	0.21%	0.17%	0.06%
Total annual fund operating expenses	1.17%	2.14%	1.92%	0.85%	1.47%	1.09%	0.80%	0.69%
Less: Contractual expense reimbursement(1)	—	0.15%	—	—	0.12%	0.04%	0.05%	—
Net operating expenses(1)	1.17%	1.99%	1.92%	0.85%	1.35%	1.05%	0.75%	0.69%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.25% (Class A), 1.00% (Class I), 1.35% (Class R3), 1.05% (Class R4) and 0.75% (Class R5).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$663	$901	$1,158	$1,892
B	$702	$956	$1,335	$2,213
C	$295	$603	$1,037	$2,243
I	$87	$271	$471	$1,049
R3	$137	$453	$791	$1,747
R4	$107	$343	$597	$1,325
R5	$77	$250	$439	$985
Y	$70	$221	$384	$859

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$663	$901	$1,158	$1,892
B	$202	$656	$1,135	$2,213
C	$195	$603	$1,037	$2,243
I	$87	$271	$471	$1,049
R3	$137	$453	$791	$1,747
R4	$107	$343	$597	$1,325
R5	$77	$250	$439	$985
Y	$70	$221	$384	$859

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7034	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD EQUITY GROWTH ALLOCATION FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Equity Growth Allocation Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4 and Class R5 shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5
Management fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—
Other expenses	0.39%	0.53%	0.38%	0.13%	0.31%	0.25%	0.19%
Acquired Fund fees and expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Total annual fund operating expenses	1.64%	2.53%	2.38%	1.13%	1.81%	1.50%	1.19%
Less: Contractual expense reimbursement(1)	0.04%	0.18%	0.03%	—	0.06%	0.05%	0.04%
Net operating expenses(1)	1.60%	2.35%	2.35%	1.13%	1.75%	1.45%	1.15%

(1)                                  The Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.60% (Class A), 2.35% (Class B), 2.35% (Class C), 1.35% (Class I), 1.75% (Class R3), 1.45% (Class R4) and 1.15% (Class R5). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$704	$1,035	$1,389	$2,384
B	$738	$1,070	$1,529	$2,634
C	$338	$740	$1,268	$2,714
I	$115	$359	$622	$1,375
R3	$178	$564	$974	$2,122
R4	$148	$469	$814	$1,786
R5	$117	$374	$650	$1,440

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$704	$1,035	$1,389	$2,384
B	$238	$770	$1,329	$2,634
C	$238	$740	$1,268	$2,714
I	$115	$359	$622	$1,375
R3	$178	$564	$974	$2,122
R4	$148	$469	$814	$1,786
R5	$117	$374	$650	$1,440

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7035	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD EQUITY INCOME FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Equity Income Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.27%	0.45%	0.24%	0.22%	0.39%	0.22%	0.15%	0.07%
Total annual fund operating expenses	1.26%	2.19%	1.98%	0.96%	1.63%	1.21%	0.89%	0.81%
Less: Contractual expense reimbursement(1)	0.01%	0.19%	—	—	0.13%	0.01%	—	—
Net operating expenses(1)	1.25%	2.00%	1.98%	0.96%	1.50%	1.20%	0.89%	0.81%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$927	$1,203	$1,988
B	$703	$967	$1,357	$2,273
C	$301	$621	$1,068	$2,306
I	$98	$306	$531	$1,178
R3	$153	$502	$874	$1,922
R4	$122	$383	$664	$1,465
R5	$91	$284	$493	$1,096
Y	$83	$259	$450	$1,002

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$927	$1,203	$1,988
B	$203	$667	$1,157	$2,273
C	$201	$621	$1,068	$2,306
I	$98	$306	$531	$1,178
R3	$153	$502	$874	$1,922
R4	$122	$383	$664	$1,465
R5	$91	$284	$493	$1,096
Y	$83	$259	$450	$1,002

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7036	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD FLOATING RATE FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Floating Rate Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to contractually limit expenses for the Fund’s Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	3.00%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.14%	0.23%	0.15%	0.13%	0.30%	0.24%	0.36%	0.07%
Total annual fund operating expenses	1.00%	1.84%	1.76%	0.74%	1.41%	1.10%	0.97%	0.68%
Less: Contractual expense reimbursement(1)	—	0.09%	0.01%	—	0.16%	0.10%	0.27%	—
Net operating expenses(1)	1.00%	1.75%	1.75%	0.74%	1.25%	1.00%	0.70%	0.68%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.00% (Class A), 1.75% (Class B), 1.75% (Class C), 0.75% (Class I), 1.25% (Class R3), 1.00% (Class R4), 0.85% (Class R5) and 0.75% (Class Y).  HIFSCO has also contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  0.70% (Class R5) and 0.70% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$399	$609	$836	$1,488
B	$678	$870	$1,187	$1,931
C	$278	$553	$953	$2,072
I	$76	$237	$411	$918
R3	$127	$431	$756	$1,677
R4	$102	$340	$597	$1,331
R5	$72	$282	$510	$1,165
Y	$69	$218	$379	$847

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$399	$609	$836	$1,488
B	$178	$570	$987	$1,931
C	$178	$553	$953	$2,072
I	$76	$237	$411	$918
R3	$127	$431	$756	$1,677
R4	$102	$340	$597	$1,331
R5	$72	$282	$510	$1,165
Y	$69	$218	$379	$847

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7037	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD FUNDAMENTAL GROWTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 28, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Fundamental Growth Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to: (i) reduce its contractual management fee; and (ii) lower the contractual expense limitations on each class of the Fund’s shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Prospectus and Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.53%	0.73%	0.51%	0.53%	0.39%	0.34%	0.29%	0.19%
Total annual fund operating expenses	1.53%	2.48%	2.26%	1.28%	1.64%	1.34%	1.04%	0.94%
Less: Contractual expense reimbursement(1)	0.23%	0.43%	0.21%	0.23%	0.14%	0.14%	0.14%	0.09%
Net operating expenses(1)	1.30%	2.05%	2.05%	1.05%	1.50%	1.20%	0.90%	0.85%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class B), 2.05% (Class C), 1.05% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$985	$1,318	$2,255
B	$708	$1,032	$1,482	$2,549
C	$308	$686	$1,191	$2,579
I	$107	$383	$680	$1,525
R3	$153	$504	$879	$1,932
R4	$122	$411	$721	$1,600
R5	$92	$317	$560	$1,258
Y	$87	$291	$511	$1,146

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$985	$1,318	$2,255
B	$208	$732	$1,282	$2,549
C	$208	$686	$1,191	$2,579
I	$107	$383	$680	$1,525
R3	$153	$504	$879	$1,932
R4	$122	$411	$721	$1,600
R5	$92	$317	$560	$1,258
Y	$87	$291	$511	$1,146

2.                                       As of July 1, 2010, under the heading “MANAGEMENT FEE” of the Prospectus, the management fees for the Fund are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $4.5 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

HV-7038	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD GLOBAL ALL-ASSET FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 28, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Global All-Asset Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.

1.                                       Accordingly, as of July 1, 2010, the following change is being made to the above referenced Prospectus and Summary Prospectus:

Under the heading “YOUR EXPENSES”, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	C	I	R3	R4	R5	Y
Management fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.25%	1.00%	—	0.50%	0.25%	—	—
Other expenses(1)	0.28%	0.28%	0.28%	0.30%	0.25%	0.20%	0.10%
Acquired Fund fees and expenses(1)(2)	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Total annual fund operating expenses	1.56%	2.31%	1.31%	1.83%	1.53%	1.23%	1.13%
Contractual management fee waivers and expense reimbursement(2)(3)	0.51%	0.51%	0.51%	0.53%	0.53%	0.53%	0.48%
Net operating expenses(2)(3)	1.05%	1.80%	0.80%	1.30%	1.00%	0.70%	0.65%

(1)                                  Fees and expenses are estimated for the current fiscal year.

(2)                                  HIFSCO has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund’s wholly owned Cayman Islands subsidiary fund. This waiver will remain in effect for as long as the Fund remains invested in that subsidiary fund.

(3)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has entered into an agreement with the Fund pursuant to which 0.40% of the management fee will be waived for the Fund’s first year of operations (until May 31, 2011). While such waiver is in effect, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses as follows: 1.05% (Class A), 1.80% (Class C), 0.80% (Class I), 1.30% (Class R3), 1.00% (Class R4), 0.70% (Class R5) and 0.65% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. This arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3
A	$651	$968
C	$283	$673
I	$82	$365
R3	$132	$524
R4	$102	$431
R5	$72	$338
Y	$66	$311

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3
A	$651	$968
C	$183	$673
I	$82	$365
R3	$132	$524
R4	$102	$431
R5	$72	$338
Y	$66	$311

2.                                       In addition, the following change is being made to the above referenced Prospectus:

Under the heading “EXPENSE CAPS AND WAIVERS”, the second paragraph is deleted and replaced with the following:

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.45% (Class A), 2.20% (Class C), 1.20% (Class I), 1.70% (Class R3), 1.40% (Class R4), 1.10% (Class R5) and 1.05% (Class Y).  The contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

This Supplement should be retained with your Prospectus for future reference.

HV-7039	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD GLOBAL GROWTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Global Growth Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	R3	R4	R5	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.25%	—	—
Other expenses	0.73%	1.05%	0.60%	0.47%	0.27%	0.20%	0.09%
Total annual fund operating expenses	1.83%	2.90%	2.45%	1.82%	1.37%	1.05%	0.94%
Less: Contractual expense reimbursement(1)	0.35%	0.67%	0.22%	0.22%	0.07%	0.05%	—
Net operating expenses(1)	1.48%	2.23%	2.23%	1.60%	1.30%	1.00%	0.94%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.48% (Class A), 2.23% (Class B), 2.23% (Class C), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$692	$1,062	$1,455	$2,553
B	$726	$1,135	$1,669	$2,921
C	$326	$743	$1,286	$2,770
R3	$163	$551	$965	$2,119
R4	$132	$427	$743	$1,640
R5	$102	$329	$575	$1,278
Y	$96	$300	$520	$1,155

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$692	$1,062	$1,455	$2,553
B	$226	$835	$1,469	$2,921
C	$226	$743	$1,286	$2,770
R3	$163	$551	$965	$2,119
R4	$132	$427	$743	$1,640
R5	$102	$329	$575	$1,278
Y	$96	$300	$520	$1,155

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7040	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD GLOBAL HEALTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Global Health Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.43%	0.64%	0.38%	0.37%	0.39%	0.25%	0.21%	0.09%
Total annual fund operating expenses	1.58%	2.54%	2.28%	1.27%	1.79%	1.40%	1.11%	0.99%
Less: Contractual expense reimbursement(1)	0.03%	0.24%	—	—	0.14%	0.05%	0.06%	—
Net operating expenses(1)	1.55%	2.30%	2.28%	1.27%	1.65%	1.35%	1.05%	0.99%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.60% (Class A), 2.35% (Class B), 2.35% (Class C),  1.35% (Class I), 1.65% (Class R3), 1.35% (Class R4), 1.05% (Class R5) and 1.00% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$699	$1,019	$1,360	$2,323
B	$733	$1,068	$1,529	$2,622
C	$331	$712	$1,220	$2,615
I	$129	$403	$697	$1,534
R3	$168	$550	$957	$2,094
R4	$137	$438	$761	$1,675
R5	$107	$347	$606	$1,346
Y	$101	$315	$547	$1,213

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$699	$1,019	$1,360	$2,323
B	$233	$768	$1,329	$2,622
C	$231	$712	$1,220	$2,615
I	$129	$403	$697	$1,534
R3	$168	$550	$957	$2,094
R4	$137	$438	$761	$1,675
R5	$107	$347	$606	$1,346
Y	$101	$315	$547	$1,213

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7041	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD GLOBAL REAL ASSET FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 28, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Global Real Asset Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.

1.                                       Accordingly, as of July 1, 2010, the following change is being made to the above referenced Prospectus and Summary Prospectus:

Under the heading “YOUR EXPENSES”, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	C	I	R3	R4	R5	Y
Management fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.25%	1.00%	—	0.50%	0.25%	—	—
Other expenses(1)	0.28%	0.28%	0.28%	0.30%	0.25%	0.20%	0.10%
Acquired Fund fees and expenses(1)(2)	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Total annual fund operating expenses	1.69%	2.44%	1.44%	1.96%	1.66%	1.36%	1.26%
Contractual management fee waivers and expense reimbursement(2)(3)	0.64%	0.64%	0.64%	0.66%	0.66%	0.66%	0.61%
Net operating expenses(2)(3)	1.05%	1.80%	0.80%	1.30%	1.00%	0.70%	0.65%

(1)                                  Fees and expenses are estimated for the current fiscal year.

(2)                                  HIFSCO has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund’s wholly owned Cayman Islands subsidiary fund. This waiver will remain in effect for as long as the Fund remains invested in that subsidiary fund.

(3)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has entered into an agreement with the Fund pursuant to which 0.40% of the management fee will be waived for the Fund’s first year of operations (until May 31, 2011).  While such waiver is in effect, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses as follows: 1.05% (Class A), 1.80% (Class C), 0.80% (Class I), 1.30% (Class R3), 1.00% (Class R4), 0.70% (Class R5) and 0.65% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  This arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3
A	$651	$994
C	$283	$699
I	$82	$393
R3	$132	$551
R4	$102	$459
R5	$72	$366
Y	$66	$339

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3
A	$651	$994
C	$183	$699
I	$82	$393
R3	$132	$551
R4	$102	$459
R5	$72	$366
Y	$66	$339

2.                                       In addition, the following change is being made to the above referenced Prospectus:

Under the heading “EXPENSE CAPS AND WAIVERS”, the second paragraph is deleted and replaced with the following:

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.45% (Class A), 2.20% (Class C), 1.20% (Class I), 1.70% (Class R3), 1.40% (Class R4), 1.10% (Class R5) and 1.05% (Class Y).  The contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

This Supplement should be retained with your Prospectus for future reference.

HV-7042	July 2010

SUPPLEMENT DATED JULY 1, 2010 TO

THE HARTFORD GLOBAL RESEARCH FUND

(FORMERLY THE HARTFORD GLOBAL EQUITY FUND)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Global Research Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations on each class of the Fund’s shares. Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.99%	0.88%	0.72%	0.96%	1.17%	1.11%	1.06%	0.56%
Total annual fund operating expenses	2.14%	2.78%	2.62%	1.86%	2.57%	2.26%	1.96%	1.46%
Less: Contractual expense reimbursement(1)	0.69%	0.58%	0.42%	0.66%	0.92%	0.91%	0.91%	0.46%
Net operating expenses(1)	1.45%	2.20%	2.20%	1.20%	1.65%	1.35%	1.05%	1.00%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.45% (Class A), 2.20% (Class B), 2.20% (Class C), 1.20% (Class I), 1.65% (Class R3), 1.35% (Class R4), 1.05% (Class R5) and 1.00% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$689	$1,120	$1,576	$2,835
B	$723	$1,107	$1,618	$2,913
C	$323	$775	$1,353	$2,923
I	$122	$521	$944	$2,126
R3	$168	$712	$1,283	$2,836
R4	$137	$619	$1,127	$2,524
R5	$107	$527	$973	$2,212
Y	$102	$417	$754	$1,707

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$689	$1,120	$1,576	$2,835
B	$223	$807	$1,418	$2,913
C	$223	$775	$1,353	$2,923
I	$122	$521	$944	$2,126
R3	$168	$712	$1,283	$2,836
R4	$137	$619	$1,127	$2,524
R5	$107	$527	$973	$2,212
Y	$102	$417	$754	$1,707

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7043	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD GROWTH ALLOCATION FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Growth Allocation Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4 and Class R5 shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5
Management fees	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—
Other expenses	0.29%	0.37%	0.29%	0.14%	0.36%	0.22%	0.17%
Acquired Fund fees and expenses	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Total annual fund operating expenses	1.47%	2.30%	2.22%	1.07%	1.79%	1.40%	1.10%
Less: Contractual expense reimbursement(1)	—	0.05%	—	—	0.09%	—	—
Net operating expenses(1)	1.47%	2.25%	2.22%	1.07%	1.70%	1.40%	1.10%

(1)                                  The Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.50% (Class A), 2.25% (Class B), 2.25% (Class C), 1.25% (Class I), 1.70% (Class R3), 1.40% (Class R4) and 1.10% (Class R5). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$691	$989	$1,309	$2,211
B	$728	$1,014	$1,426	$2,424
C	$325	$694	$1,190	$2,554
I	$109	$340	$590	$1,306
R3	$173	$555	$961	$2,098
R4	$143	$443	$766	$1,680
R5	$112	$350	$606	$1,340

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$691	$989	$1,309	$2,211
B	$228	$714	$1,226	$2,424
C	$225	$694	$1,190	$2,554
I	$109	$340	$590	$1,306
R3	$173	$555	$961	$2,098
R4	$143	$443	$766	$1,680
R5	$112	$350	$606	$1,340

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7044	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD HIGH YIELD FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford High Yield Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.35%	0.48%	0.26%	0.16%	0.49%	0.41%	0.19%	0.09%
Total annual fund operating expenses	1.30%	2.18%	1.96%	0.86%	1.69%	1.36%	0.89%	0.79%
Less: Contractual expense reimbursement(1)	0.10%	0.23%	0.01%	—	0.24%	0.21%	0.04%	—
Net operating expenses(1)	1.20%	1.95%	1.95%	0.86%	1.45%	1.15%	0.85%	0.79%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.20% (Class A), 1.95% (Class B), 1.95% (Class C), 0.95% (Class I), 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.80% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$567	$834	$1,122	$1,939
B	$698	$960	$1,349	$2,272
C	$298	$614	$1,056	$2,284
I	$88	$274	$477	$1,061
R3	$148	$509	$895	$1,978
R4	$117	$410	$725	$1,617
R5	$87	$280	$489	$1,092
Y	$81	$252	$439	$978

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$567	$834	$1,122	$1,939
B	$198	$660	$1,149	$2,272
C	$198	$614	$1,056	$2,284
I	$88	$274	$477	$1,061
R3	$148	$509	$895	$1,978
R4	$117	$410	$725	$1,617
R5	$87	$280	$489	$1,092
Y	$81	$252	$439	$978

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7047	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD INCOME FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Income Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to contractually limit expenses for the Fund’s Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None
Exchange fees	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	Y
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—
Other expenses	0.28%	0.41%	0.21%	0.09%
Total annual fund operating expenses	1.08%	1.96%	1.76%	0.64%
Less: Contractual expense reimbursement(1)	0.08%	0.21%	0.01%	—
Net operating expenses(1)	1.00%	1.75%	1.75%	0.64%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.00% (Class A), 1.75% (Class B), 1.75% (Class C) and 0.75% (Class Y).  HIFSCO has also contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses for Class Y shares at 0.65%.  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$547	$770	$1,011	$1,701
B	$678	$895	$1,238	$2,040
C	$278	$553	$953	$2,072
Y	$65	$205	$357	$798

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$547	$770	$1,011	$1,701
B	$178	$595	$1,038	$2,040
C	$178	$553	$953	$2,072
Y	$65	$205	$357	$798

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7048	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD INFLATION PLUS FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

Effective July 1, 2010, Raymond Humphrey, CFA, has been added as a portfolio manager of The Hartford Inflation Plus Fund.

1.             Accordingly, the following change is being made to the above referenced Prospectus and Summary Prospectus:

Under the heading “MANAGEMENT”, the following information is added:

Portfolio Manager	Title	Involved with Fund Since
Raymond Humphrey	Senior Vice President	2010

2.             In addition, the following change is being made to the above referenced Prospectus:

Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER(S) — Portfolio Manager”, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

John Hendricks, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007.  Mr. Hendricks joined Hartford Investment Management in 2005 as a fixed-income trader specializing in Treasury and agency securities.  Prior to joining Hartford Investment Management, Mr. Hendricks worked for Fidelity Capital Markets in Boston where his primary responsibility was proprietary trading strategies for the firm.  Prior to Fidelity, Mr. Hendricks was a Vice President with State Street Bank in their Global Markets group.

Raymond Humphrey, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since July 2010.  Mr. Humphrey joined Hartford Investment Management in 2010.  Prior to joining Hartford Investment Management, Mr. Humphrey was employed by Neuberger Berman LLC, where he was Lead Portfolio Manager for International and Global Fixed Income Products.  Prior to joining Neuberger Berman LLC, Mr. Humphrey held a similar position with Brown Brothers Harriman & Co. in New York.

This Supplement should be retained with your Prospectus for future reference.

HV-7049	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD INFLATION PLUS FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Inflation Plus Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	L	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	4.50%	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None (under $1 million invested)	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	L	I	R3	R4	R5	Y
Management fees	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	—	0.50%	0.25%	—	—
Other expenses	0.19%	0.23%	0.17%	0.06%	0.22%	0.36%	0.25%	0.24%	0.07%
Total annual fund operating expenses	0.96%	1.75%	1.69%	0.83%	0.74%	1.38%	1.02%	0.76%	0.59%
Less: Contractual expense reimbursement(1)	0.06%	0.10%	0.04%	0.02%	0.09%	0.13%	0.07%	0.11%	—
Net operating expenses(1)	0.90%	1.65%	1.65%	0.81%	0.65%	1.25%	0.95%	0.65%	0.59%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.90% (Class A), 1.65% (Class B), 1.65% (Class C), 0.65% (Class I), 0.90% (Class L), 1.25% (Class R3), 0.95% (Class R4), 0.65% (Class R5) and 0.60% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012 (or February 28, 2011 for Class L shares), and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$538	$736	$951	$1,570
B	$668	$841	$1,140	$1,845
C	$268	$529	$914	$1,994
L	$529	$701	$888	$1,427
I	$66	$227	$403	$910
R3	$127	$424	$743	$1,646
R4	$97	$318	$556	$1,241
R5	$66	$232	$412	$932
Y	$60	$189	$329	$738

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$538	$736	$951	$1,570
B	$168	$541	$940	$1,845
C	$168	$529	$914	$1,994
L	$529	$701	$888	$1,427
I	$66	$227	$403	$910
R3	$127	$424	$743	$1,646
R4	$97	$318	$556	$1,241
R5	$66	$232	$412	$932
Y	$60	$189	$329	$738

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7050	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD INTERNATIONAL GROWTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford International Growth Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to: (i) reduce its contractual management fee; and (ii) lower the contractual expense limitations on each class of the Fund’s shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Prospectus and Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.68%	0.99%	0.64%	0.85%	0.66%	0.36%	0.54%	0.15%
Total annual fund operating expenses	1.78%	2.84%	2.49%	1.70%	2.01%	1.46%	1.39%	1.00%
Less: Contractual expense reimbursement(1)	0.23%	0.54%	0.19%	0.40%	0.41%	0.16%	0.39%	0.05%
Net operating expenses(1)	1.55%	2.30%	2.30%	1.30%	1.60%	1.30%	1.00%	0.95%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.55% (Class A), 2.30% (Class B), 2.30% (Class C), 1.30% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$699	$1,058	$1,441	$2,511
B	$733	$1,129	$1,651	$2,874
C	$333	$757	$1,308	$2,812
I	$132	$497	$885	$1,975
R3	$163	$591	$1,045	$2,305
R4	$132	$446	$782	$1,733
R5	$102	$402	$723	$1,635
Y	$97	$313	$548	$1,220

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$699	$1,058	$1,441	$2,511
B	$233	$829	$1,451	$2,874
C	$233	$757	$1,308	$2,812
I	$132	$497	$885	$1,975
R3	$163	$591	$1,045	$2,305
R4	$132	$446	$782	$1,733
R5	$102	$402	$723	$1,635
Y	$97	$313	$548	$1,220

2.             As of July 1, 2010, under the heading “MANAGEMENT FEE” of the Prospectus, the management fees for the Fund are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.850% of the first $500 million, 0.800% of the next $500 million, 0.750% of the next $4 billion, 0.7475% of the next $5 billion and 0.745% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

HV-7051	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford International Opportunities Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to: (i) reduce its contractual management fee; and (ii) lower the contractual expense limitations on each class of the Fund’s shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Prospectus and Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.55%	0.89%	0.49%	0.40%	0.50%	0.28%	0.24%	0.11%
Total annual fund operating expenses	1.55%	2.64%	2.24%	1.15%	1.75%	1.28%	0.99%	0.86%
Less: Contractual expense reimbursement(1)	0.25%	0.59%	0.19%	0.10%	0.25%	0.08%	0.09%	0.01%
Net operating expenses(1)	1.30%	2.05%	2.05%	1.05%	1.50%	1.20%	0.90%	0.85%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class B), 2.05% (Class C),  1.05% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$989	$1,326	$2,274
B	$708	$1,065	$1,548	$2,664
C	$308	$682	$1,183	$2,560
I	$107	$355	$623	$1,389
R3	$153	$527	$926	$2,042
R4	$122	$398	$695	$1,538
R5	$92	$306	$538	$1,205
Y	$87	$273	$476	$1,060

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$989	$1,326	$2,274
B	$208	$765	$1,348	$2,664
C	$208	$682	$1,183	$2,560
I	$107	$355	$623	$1,389
R3	$153	$527	$926	$2,042
R4	$122	$398	$695	$1,538
R5	$92	$306	$538	$1,205
Y	$87	$273	$476	$1,060

2.             As of July 1, 2010, under the heading “MANAGEMENT FEE” of the Prospectus, the management fees for the Fund are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.750% of the first $500 million, 0.650% of the next $4.5 billion, 0.6475% of the next $5 billion and 0.645% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

HV-7052	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 28, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford International Small Company Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.66%	0.99%	0.65%	0.19%	0.35%	0.30%	0.25%	0.15%
Total annual fund operating expenses	1.81%	2.89%	2.55%	1.09%	1.75%	1.45%	1.15%	1.05%
Less: Contractual expense reimbursement(1)	0.21%	0.55%	0.21%	—	0.10%	0.10%	0.10%	0.05%
Net operating expenses(1)	1.60%	2.34%	2.34%	1.09%	1.65%	1.35%	1.05%	1.00%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.60% (Class A), 2.35% (Class B), 2.35% (Class C), 1.35% (Class I), 1.65% (Class R3), 1.35% (Class R4), 1.05% (Class R5) and 1.00% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$704	$1,069	$1,458	$2,543
B	$737	$1,143	$1,675	$2,917
C	$337	$774	$1,337	$2,870
I	$111	$347	$601	$1,329
R3	$168	$541	$940	$2,054
R4	$137	$449	$783	$1,727
R5	$107	$355	$623	$1,389
Y	$102	$329	$575	$1,278

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$704	$1,069	$1,458	$2,543
B	$237	$843	$1,475	$2,917
C	$237	$774	$1,337	$2,870
I	$111	$347	$601	$1,329
R3	$168	$541	$940	$2,054
R4	$137	$449	$783	$1,727
R5	$107	$355	$623	$1,389
Y	$102	$329	$575	$1,278

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7053	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD INTERNATIONAL VALUE FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 28, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford International Value Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	C	I	R3	R4	R5	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	—	0.50%	0.25%	—	—
Other expenses(1)	0.30%	0.30%	0.30%	0.28%	0.23%	0.18%	0.08%
Total annual fund operating expenses	1.40%	2.15%	1.15%	1.63%	1.33%	1.03%	0.93%
Less: Contractual expense reimbursement(2)	—	—	—	0.03%	0.03%	0.03%	—
Net operating Expenses(2)	1.40%	2.15%	1.15%	1.60%	1.30%	1.00%	0.93%

(1)                                 Fees and expenses are estimated for the current fiscal year.

(2)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses as follows:  1.40% (Class A), 2.15% (Class C),  1.15% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3
A	$685	$969
C	$318	$673
I	$117	$365
R3	$163	$511
R4	$132	$418
R5	$102	$325
Y	$95	$296

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3
A	$685	$969
C	$218	$673
I	$117	$365
R3	$163	$511
R4	$132	$418
R5	$102	$325
Y	$95	$296

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7054	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD MIDCAP FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford MidCap Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4 and Class R5 shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.36%	0.42%	0.26%	0.28%	0.25%	0.18%	0.13%	0.06%
Total annual fund operating expenses	1.36%	2.17%	2.01%	1.03%	1.50%	1.18%	0.88%	0.81%
Less: Contractual expense reimbursement(1)	—	0.06%	—	—	—	—	—	—
Net operating expenses(1)	1.36%	2.11%	2.01%	1.03%	1.50%	1.18%	0.88%	0.81%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.37% (Class A), 1.12% (Class I), 1.50% (Class R3), 1.20% (Class R4) and 0.90% (Class R5).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$681	$957	$1,254	$2,095
B	$714	$973	$1,359	$2,293
C	$304	$630	$1,083	$2,338
I	$105	$328	$569	$1,259
R3	$153	$474	$818	$1,791
R4	$120	$375	$649	$1,432
R5	$90	$281	$488	$1,084
Y	$83	$259	$450	$1,002

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$681	$957	$1,254	$2,095
B	$214	$673	$1,159	$2,293
C	$204	$630	$1,083	$2,338
I	$105	$328	$569	$1,259
R3	$153	$474	$818	$1,791
R4	$120	$375	$649	$1,432
R5	$90	$281	$488	$1,084
Y	$83	$259	$450	$1,002

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7055	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD MIDCAP VALUE FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 28, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford MidCap Value Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.55%	0.73%	0.48%	0.55%	0.30%	0.25%	0.20%	0.10%
Total annual fund operating expenses	1.60%	2.53%	2.28%	1.35%	1.60%	1.30%	1.00%	0.90%
Less: Contractual expense reimbursement (1)	0.25%	0.43%	0.18%	0.25%	0.05%	0.05%	0.05%	—
Net operating expenses(1)	1.35%	2.10%	2.10%	1.10%	1.55%	1.25%	0.95%	0.90%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.35% (Class A), 2.10% (Class B), 2.10% (Class C), 1.10% (Class I), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5) and 0.90% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$680	$1,004	$1,351	$2,326
B	$713	$1,047	$1,507	$2,604
C	$313	$695	$1,204	$2,602
I	$112	$403	$715	$1,602
R3	$158	$500	$866	$1,896
R4	$127	$407	$708	$1,563
R5	$97	$313	$548	$1,220
Y	$92	$287	$498	$1,108

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$680	$1,004	$1,351	$2,326
B	$213	$747	$1,307	$2,604
C	$213	$695	$1,204	$2,602
I	$112	$403	$715	$1,602
R3	$158	$500	$866	$1,896
R4	$127	$407	$708	$1,563
R5	$97	$313	$548	$1,220
Y	$92	$287	$498	$1,108

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7056	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD MONEY MARKET FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010,

AS AMENDED AND RESTATED JUNE 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Money Market Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

Share Classes
	A	B	C	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	R3	R4	R5	Y
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.25%	—	—
Other expenses	0.31%	0.28%	0.19%	0.26%	0.23%	0.17%	0.09%
Total annual fund operating expenses	1.01%	1.73%	1.64%	1.21%	0.93%	0.62%	0.54%
Less: Contractual expense reimbursement(1)	0.11%	0.08%	—	0.06%	0.08%	0.02%	—
Net operating expenses(1)	0.90%	1.65%	1.64%	1.15%	0.85%	0.60%	0.54%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.90% (Class A), 1.65% (Class B), 1.65% (Class C),  1.15% (Class R3), 0.85% (Class R4), 0.60% (Class R5) and 0.55% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$92	$311	$547	$1,226
B	$668	$837	$1,131	$1,844
C	$267	$517	$892	$1,944
R3	$117	$378	$659	$1,461
R4	$87	$288	$507	$1,136
R5	$61	$197	$344	$772
Y	$55	$173	$302	$677

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$92	$311	$547	$1,226
B	$168	$537	$931	$1,844
C	$167	$517	$892	$1,944
R3	$117	$378	$659	$1,461
R4	$87	$288	$507	$1,136
R5	$61	$197	$344	$772
Y	$55	$173	$302	$677

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7057	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD SHORT DURATION FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Short Duration Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.00%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $500,000 invested)	5.00%	1.00%	None	None
Exchange fees	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	Y
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	—
Other expenses	0.21%	0.35%	0.20%	0.21%	0.08%
Total annual fund operating expenses	0.91%	1.80%	1.65%	0.66%	0.53%
Less: Contractual expense reimbursement(1)	0.01%	0.15%	—	0.01%	—
Net operating expenses(1)	0.90%	1.65%	1.65%	0.65%	0.53%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.90% (Class A), 1.65% (Class B), 1.65% (Class C), 0.65% (Class I) and 0.55% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$290	$483	$693	$1,296
B	$668	$852	$1,161	$1,869
C	$268	$520	$897	$1,955
I	$66	$210	$367	$822
Y	$54	$170	$296	$665

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$290	$483	$693	$1,296
B	$168	$552	$961	$1,869
C	$168	$520	$897	$1,955
I	$66	$210	$367	$822
Y	$54	$170	$296	$665

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7058	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD SMALL COMPANY FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Small Company Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.46%	0.77%	0.49%	0.42%	0.34%	0.24%	0.29%	0.09%
Total annual fund operating expenses	1.53%	2.59%	2.31%	1.24%	1.66%	1.31%	1.11%	0.91%
Less: Contractual expense reimbursement (1)	0.13%	0.44%	0.16%	0.09%	0.11%	0.06%	0.16%	0.01%
Net operating expenses(1)	1.40%	2.15%	2.15%	1.15%	1.55%	1.25%	0.95%	0.90%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.40% (Class A), 2.15% (Class B), 2.15% (Class C), 1.15% (Class I), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5) and 0.90% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$685	$995	$1,327	$2,263
B	$718	$1,064	$1,536	$2,632
C	$318	$706	$1,221	$2,633
I	$117	$385	$672	$1,492
R3	$158	$513	$892	$1,956
R4	$127	$409	$712	$1,574
R5	$97	$337	$596	$1,337
Y	$92	$289	$503	$1,119

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$685	$995	$1,327	$2,263
B	$218	$764	$1,336	$2,632
C	$218	$706	$1,221	$2,633
I	$117	$385	$672	$1,492
R3	$158	$513	$892	$1,956
R4	$127	$409	$712	$1,574
R5	$97	$337	$596	$1,337
Y	$92	$289	$503	$1,119

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7059	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD SMALL/MID CAP EQUITY FUND

(FORMERLY THE HARTFORD MIDCAP GROWTH FUND)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Small/Mid Cap Equity Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None
Exchange fees	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—
Other expenses	0.76%	1.14%	0.84%	0.26%
Total annual fund operating expenses	1.76%	2.89%	2.59%	1.01%
Less: Contractual expense reimbursement(1)	0.46%	0.84%	0.54%	0.16%
Net operating expenses(1)	1.30%	2.05%	2.05%	0.85%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.30% (Class A), 2.05% (Class B), 2.05% (Class C) and 0.85% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$1,031	$1,411	$2,473
B	$708	$1,116	$1,649	$2,884
C	$308	$754	$1,327	$2,884
Y	$87	$306	$542	$1,222

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$1,031	$1,411	$2,473
B	$208	$816	$1,449	$2,884
C	$208	$754	$1,327	$2,884
Y	$87	$306	$542	$1,222

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7060	July 1, 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD STRATEGIC INCOME FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Strategic Income Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None
Exchange fees	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	Y
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	—
Other expenses	0.20%	0.28%	0.19%	0.20%	0.10%
Total annual fund operating expenses(1)	1.00%	1.83%	1.74%	0.75%	0.65%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.15% (Class A), 1.90% (Class B), 1.90% (Class C),  0.90% (Class I) and 0.65% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$547	$754	$978	$1,620
B	$686	$876	$1,190	$1,930
C	$277	$548	$944	$2,052
I	$77	$240	$417	$930
Y	$66	$208	$362	$810

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$547	$754	$978	$1,620
B	$186	$576	$990	$1,930
C	$177	$548	$944	$2,052
I	$77	$240	$417	$930
Y	$66	$208	$362	$810

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7062	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD TOTAL RETURN BOND FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Total Return Bond Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to contractually limit expenses for the Fund’s Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.26%	0.43%	0.24%	0.25%	0.40%	0.21%	0.17%	0.06%
Total annual fund operating expenses	1.03%	1.95%	1.76%	0.77%	1.42%	0.98%	0.69%	0.58%
Less: Contractual expense reimbursement(1)	0.03%	0.20%	0.01%	0.02%	0.17%	0.03%	0.04%	—
Net operating expenses(1)	1.00%	1.75%	1.75%	0.75%	1.25%	0.95%	0.65%	0.58%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.00% (Class A), 1.75% (Class B), 1.75% (Class C), 0.75% (Class I), 1.25% (Class R3), 1.00% (Class R4), 0.85% (Class R5) and 0.75% (Class Y).  HIFSCO has also contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.95% (Class R4), 0.65% (Class R5) and 0.60% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$547	$760	$990	$1,650
B	$678	$893	$1,234	$2,019
C	$278	$553	$953	$2,072
I	$77	$244	$426	$952
R3	$127	$433	$760	$1,687
R4	$97	$309	$539	$1,199
R5	$66	$217	$380	$855
Y	$59	$186	$324	$726

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$547	$760	$990	$1,650
B	$178	$593	$1,034	$2,019
C	$178	$553	$953	$2,072
I	$77	$244	$426	$952
R3	$127	$433	$760	$1,687
R4	$97	$309	$539	$1,199
R5	$66	$217	$380	$855
Y	$59	$186	$324	$726

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7063	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD VALUE FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Value Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to: (i) reduce its contractual management fee; (ii) waive 0.05% of its management fee until June 30, 2011; (iii) lower the contractual expense limitations on each class of the Fund’s shares (currently in effect until February 29, 2012); and (iv) lower the contractual expense limitations on each class of the Fund’s shares by an additional 0.05% until June 30, 2011.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Prospectus and Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.36%	0.63%	0.38%	0.20%	0.33%	0.24%	0.17%	0.08%
Total annual fund operating expenses	1.31%	2.33%	2.08%	0.90%	1.53%	1.19%	0.87%	0.78%
Less: Fee waiver and contractual expense reimbursement (1)	0.11%	0.38%	0.13%	0.05%	0.13%	0.09%	0.07%	0.05%
Net operating expenses(1)	1.20%	1.95%	1.95%	0.85%	1.40%	1.10%	0.80%	0.73%

(1)                                 Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.80% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2012, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.  HIFSCO has also contractually agreed to waive 0.05% of its management fee and to further reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.20% (Class A), 1.95% (Class B), 1.95% (Class C), 0.95% (Class I), 1.40% (Class R3), 1.10% (Class R4), 0.80% (Class R5) and 0.75% (Class Y).  This contractual arrangement will remain in effect until June 30, 2011.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$666	$932	$1,219	$2,033
B	$698	$991	$1,411	$2,381
C	$298	$639	$1,107	$2,400
I	$87	$282	$494	$1,103
R3	$143	$471	$822	$1,812
R4	$112	$369	$646	$1,435
R5	$82	$271	$475	$1,066
Y	$75	$244	$428	$961

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$666	$932	$1,219	$2,033
B	$198	$691	$1,211	$2,381
C	$198	$639	$1,107	$2,400
I	$87	$282	$494	$1,103
R3	$143	$471	$822	$1,812
R4	$112	$369	$646	$1,435
R5	$82	$271	$475	$1,066
Y	$75	$244	$428	$961

2.             As of July 1, 2010, under the heading “MANAGEMENT FEE” of the Prospectus, the management fees for the Fund are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.700% of the first $500 million, 0.600% of the next $4.5 billion, 0.5975% of the next $5 billion and 0.595% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

HV-7064	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2010, AS AMENDED AND RESTATED MAY 28, 2010

FOR THE HARTFORD MUTUAL FUNDS (THE “SAI”)

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure for certain funds.  In addition, a new portfolio manager is being added to the management team for Hartford Inflation Plus Fund effective July 1, 2010.  Accordingly, the above referenced SAI is revised as follows:

The Hartford Diversified International Fund

With respect to The Hartford Diversified International Fund, Hartford Investment Financial Services, LLC (“HIFSCO”), the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.10% on the first $1 billion of assets and 0.05% for assets over $1 billion.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford Diversified International Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.9000%
Next $4.5 billion	0.8500%
Next $5 billion	0.8475%
Amount Over $10 billion	0.8450%

In addition, Wellington Management Company, LLP (“Wellington Management”), the Fund’s sub-adviser, has agreed to reduce its sub-advisory fee for all asset levels.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — SUB-ADVISORY/INVESTMENT SERVICES FEES”, the fee table corresponding to The Hartford Diversified International Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.4700%
Next $250 million	0.4300%
Next $500 million	0.4100%
Amount Over $1 billion	0.4000%

The Hartford Fundamental Growth Fund

With respect to The Hartford Fundamental Growth Fund, HIFSCO, the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.10% on the first $1 billion of assets and 0.05% for assets over $1 billion.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford Fundamental Growth Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $4.5 billion	0.7000%
Next $5 billion	0.6975%
Amount Over $10 billion	0.6950%

The Hartford Growth Fund and The Hartford Growth Opportunities Fund

With respect to The Hartford Growth Fund and The Hartford Growth Opportunities Fund, HIFSCO, the Funds’ investment manager, has agreed to reduce its contractual management fee for each Fund by 0.10% on the first $100 million of assets.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford Growth Fund and The Hartford Growth Opportunities Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.8000%
Next $4.75 billion	0.7000%
Next $5 billion	0.6975%
Amount Over $10 billion	0.6950%

The Hartford International Growth Fund

With respect to The Hartford International Growth Fund, HIFSCO, the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.05% for all asset levels.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford International Growth Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8500%
Next $500 million	0.8000%
Next $4 billion	0.7500%
Next $5 billion	0.7475%
Amount Over $10 billion	0.7450%

The Hartford International Opportunities Fund

With respect to The Hartford International Opportunities Fund, HIFSCO, the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.10% on the first $1 billion of assets and 0.05% for assets over $1 billion.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford International Opportunities Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $4.5 billion	0.6500%
Next $5 billion	0.6475%
Amount Over $10 billion	0.6450%

The Hartford Value Fund

With respect to The Hartford Value Fund, HIFSCO, the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.10% on the first $1 billion of assets and 0.05% for assets over $1 billion.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford Value Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE *
First $500 million	0.7000%
Next $4.5 billion	0.6000%
Next $5 billion	0.5975%
Amount Over $10 billion	0.5950%

*Effective July 1, 2010, HIFSCO has agreed to waive 0.05% of its management fee until June 30, 2011.

The Hartford Inflation Plus Fund

As of July 1, 2010, Raymond Humphrey, CFA, will serve as an additional portfolio manager of The Hartford Inflation Plus Fund.  Accordingly, the following changes are being made to the SAI:

1.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS”, the following is added:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in Millions)	POOLED ACCOUNTS	ASSETS MANAGED (in Millions)	OTHER ACCOUNTS	ASSETS MANAGED (in Millions)
Raymond Humphrey*	1	$1,433.0	0	$0	0	$0

*Mr. Humphrey joined John Hendricks as a portfolio manager of The Hartford Inflation Plus Fund in July 2010.  Therefore, the information presented in the table above is current as of May 31, 2010.

2.             Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY HIFSCO OR HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS”, the following is added:

PORTFOLIO MANAGER	FUND(S) SUB- ADVISED/MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Raymond Humphrey*	Inflation Plus Fund	$0

*Information as of May 31, 2010.

Fund Expense Limitations

1.             As of July 1, 2010, HIFSCO has agreed to lower the contractual expense limitations for the Class A, Class B, Class C and Class I shares of each of the following Funds:

The Hartford Diversified International Fund

The Hartford Fundamental Growth Fund

The Hartford Global Research Fund

The Hartford International Growth Fund

The Hartford International Opportunities Fund

The Hartford Value Fund

2.             As of July 1, 2010, HIFSCO has agreed to lower the contractual expense limitations for the Class R3, Class R4 and Class R5 shares of each of the following Funds:

The Hartford Advisers Fund

The Hartford Balanced Allocation Fund

The Hartford Balanced Income Fund

The Hartford Capital Appreciation Fund

The Hartford Capital Appreciation II Fund

The Hartford Checks and Balances Fund

The Hartford Conservative Allocation Fund

The Hartford Disciplined Equity Fund

The Hartford Diversified International Fund

The Hartford Dividend and Growth Fund

The Hartford Equity Growth Allocation Fund

The Hartford Equity Income Fund

The Hartford Floating Rate Fund (Class R5 shares only)

The Hartford Fundamental Growth Fund

The Hartford Global All-Asset Fund

The Hartford Global Growth Fund

The Hartford Global Health Fund

The Hartford Global Real Asset Fund

The Hartford Global Research Fund

The Hartford Growth Fund

The Hartford Growth Allocation Fund

The Hartford Growth Opportunities Fund

The Hartford High Yield Fund (Class R5 shares only)

The Hartford Inflation Plus Fund (Class R4 and R5 shares only)

The Hartford International Growth Fund

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford International Value Fund

The Hartford MidCap Fund

The Hartford MidCap Value Fund

The Hartford Money Market Fund (Class R5 shares only)

The Hartford Small Company Fund

The Hartford SmallCap Growth Fund

The Hartford Total Return Bond Fund (Class R4 and R5 shares only)

The Hartford Value Fund

The Hartford Value Opportunities Fund

3.             As of July 1, 2010, HIFSCO has agreed to lower the contractual expense limitations for the Class Y shares of each of the following Funds:

The Hartford Balanced Income Fund

The Hartford Capital Appreciation II Fund

The Hartford Disciplined Equity Fund

The Hartford Diversified International Fund

The Hartford Equity Income Fund

The Hartford Floating Rate Fund

The Hartford Fundamental Growth Fund

The Hartford Global All-Asset Fund

The Hartford Global Growth Fund

The Hartford Global Health Fund

The Hartford Global Real Asset Fund

The Hartford Global Research Fund

The Hartford Growth Fund

The Hartford Growth Opportunities Fund

The Hartford High Yield Fund

The Hartford Income Fund

The Hartford Inflation Plus Fund

The Hartford International Growth Fund

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford International Value Fund

The Hartford MidCap Value Fund

The Hartford Money Market Fund

The Hartford Short Duration Fund

The Hartford Small Company Fund

The Hartford SmallCap Growth Fund

The Hartford Small/Mid Cap Equity Fund

The Hartford Strategic Income Fund

The Hartford Total Return Bond Fund

The Hartford Value Fund

The Hartford Value Opportunities Fund

Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — ADVISORY FEE PAYMENT HISTORY”, the table setting forth the contractual expense limitations for the Funds is deleted and replaced with the following:

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS L	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Advisers Fund	1.18%	N/A	N/A	N/A	1.40%	1.10%	0.80%	N/A
Balanced Income Fund	1.25%	2.00%	1.00%	N/A	1.50%	1.20%	0.90%	0.85%
Capital Appreciation Fund	1.29%	N/A	1.04%	N/A	1.40%	1.10%	0.80%	N/A
Capital Appreciation II Fund	1.60%	2.35%	1.35%	N/A	1.70%	1.40%	1.10%	1.05%
Checks and Balances Fund	1.25%	2.00%	1.00%	N/A	1.40%	1.10%	0.80%	N/A
Disciplined Equity Fund	1.35%	2.10%	N/A	N/A	1.50%	1.20%	0.90%	0.85%
Diversified International Fund	1.45%	2.20%	1.20%	N/A	1.65%	1.35%	1.05%	1.00%
Dividend and Growth Fund	1.25%	N/A	1.00%	N/A	1.35%	1.05%	0.75%	N/A
Equity Income Fund	1.25%	2.00%	1.00%	N/A	1.50%	1.20%	0.90%	0.85%
Floating Rate Fund	1.00%	1.75%	0.75%	N/A	1.25%	1.00%	0.70%	0.70%
Fundamental Growth Fund	1.30%	2.05%	1.05%	N/A	1.50%	1.20%	0.90%	0.85%
Global All-Asset Fund	1.05%	1.80%*	0.80%	N/A	1.30%	1.00%	0.70%	0.65%
Global Enhanced Dividend Fund	1.60%	2.35%*	1.35%	N/A	1.85%	1.60%	1.35%	1.25%
Global Growth Fund	1.48%	2.23%	N/A	N/A	1.60%	1.30%	1.00%	0.95%
Global Health Fund	1.60%	2.35%	1.35%	N/A	1.65%	1.35%	1.05%	1.00%
Global Real Asset Fund	1.05%	1.80%*	0.80%	N/A	1.30%	1.00%	0.70%	0.65%
Global Research Fund	1.45%	2.20%	1.20%	N/A	1.65%	1.35%	1.05%	1.00%
Growth Fund	1.30%	2.05%	1.05%	1.42%	1.50%	1.20%	0.90%	0.85%
Growth Opportunities Fund	1.36%	2.11%	1.11%	1.45%	1.45%	1.15%	0.85%	0.85%
High Yield Fund	1.20%	1.95%	0.95%	N/A	1.45%	1.15%	0.85%	0.80%
High Yield Municipal Bond Fund	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	N/A
Income Fund	1.00%	1.75%	N/A	N/A	N/A	N/A	N/A	0.65%
Inflation Plus Fund	0.90%	1.65%	0.65%	0.90%	1.25%	0.95%	0.65%	0.60%
International Growth Fund	1.55%	2.30%	1.30%	N/A	1.60%	1.30%	1.00%	0.95%

International Opportunities Fund	1.30%	2.05%	1.05%	N/A	1.50%	1.20%	0.90%	0.85%
International Small Company Fund	1.60%	2.35%	1.35%	N/A	1.65%	1.35%	1.05%	1.00%
International Value Fund	1.40%	2.15%*	1.15%	N/A	1.60%	1.30%	1.00%	0.95%
MidCap Fund	1.37%	N/A	1.12%	N/A	1.50%	1.20%	0.90%	N/A
MidCap Value Fund	1.35%	2.10%	1.10%	N/A	1.55%	1.25%	0.95%	0.90%
Money Market Fund	0.90%	1.65%	N/A	N/A	1.15%	0.85%	0.60%	0.55%
Select SmallCap Value Fund	1.60%	2.35%	N/A	N/A	N/A	N/A	N/A	1.20%
Short Duration Fund	0.90%	1.65%	0.65%	N/A	N/A	N/A	N/A	0.55%
Small Company Fund	1.40%	2.15%	1.15%	N/A	1.55%	1.25%	0.95%	0.90%
SmallCap Growth Fund	1.40%	2.15%	1.15%	1.25%	1.60%	1.30%	1.00%	0.95%
Small/Mid Cap Equity Fund	1.30%	2.05%	N/A	N/A	N/A	N/A	N/A	0.85%
Strategic Income Fund	1.15%	1.90%	0.90%	N/A	N/A	N/A	N/A	0.65%
Tax-Free National Fund	0.85%	1.60%	0.60%	0.80%	N/A	N/A	N/A	0.60%
Total Return Bond Fund	1.00%	1.75%	0.75%	N/A	1.25%	0.95%	0.65%	0.60%
Value Fund	1.20%	1.95%	0.95%	N/A	1.40%	1.10%	0.80%	0.75%
Value Opportunities Fund	1.35%	2.10%	1.10%	1.40%	1.55%	1.25%	0.95%	0.90%
Equity Growth Allocation Fund	1.60%	2.35%	1.35%	N/A	1.75%	1.45%	1.15%	N/A
Growth Allocation Fund	1.50%	2.25%	1.25%	N/A	1.70%	1.40%	1.10%	N/A
Balanced Allocation Fund	1.40%	2.15%	1.15%	N/A	1.65%	1.35%	1.05%	N/A
Conservative Allocation Fund	1.35%	2.10%	1.10%	N/A	1.60%	1.30%	1.00%	N/A
Target Retirement 2010 Fund	1.00%	N/A	N/A	N/A	1.15%	0.85%	0.80%	0.80%
Target Retirement 2015 Fund	N/A	N/A	N/A	N/A	1.15%	0.85%	0.80%	N/A
Target Retirement 2020 Fund	1.05%	N/A	N/A	N/A	1.20%	0.90%	0.85%	0.85%
Target Retirement 2025 Fund	N/A	N/A	N/A	N/A	1.20%	0.90%	0.85%	N/A
Target Retirement 2030 Fund	1.05%	N/A	N/A	N/A	1.20%	0.90%	0.85%	0.85%
Target Retirement 2035 Fund	N/A	N/A	N/A	N/A	1.20%	0.90%	0.85%	N/A
Target Retirement 2040 Fund	N/A	N/A	N/A	N/A	1.20%	0.90%	0.85%	N/A
Target Retirement 2045 Fund	N/A	N/A	N/A	N/A	1.25%	0.95%	0.90%	N/A
Target Retirement 2050 Fund	N/A	N/A	N/A	N/A	1.25%	0.95%	0.90%	N/A

* Fund does not offer Class B shares.

Investment Management Arrangements

Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — ADVISORY FEE PAYMENT HISTORY” with respect to The Hartford International Opportunities Fund, the information listed for payments from HIFSCO to Wellington Management for 2008 and 2007 is deleted and replaced with the following:

Fund Name	Gross Fees	Fee Waiver 2008	Net Paid
International Opportunities Fund	$1,159,214	$579,607	$579,607

Fund Name	Gross Fees	Fee Waiver 2007	Net Paid
International Opportunities Fund	$1,010,312	$505,156	$505,156

This Supplement should be retained with your SAI for future reference.

July 2010